JPMorgan High Yield Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan High Yield Fund	Feb. 28, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	1,677
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,342
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,170
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	883
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	$ 740